UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-4318



                        The American Funds Income Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]




U.S. GOVERNMENT SECURITIES FUND
INVESTMENT PORTFOLIO

May 31, 2005


                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 97.65%                                                                                       (000)            (000)


U.S. TREASURY BONDS & NOTES -- 51.79%
U.S. Treasury 1.125% 2005                                                                                  $  3,700    $       3,696
U.S. Treasury 5.75% 2005                                                                                     19,250           19,471
U.S. Treasury 4.625% 2006                                                                                    39,600           40,052
U.S. Treasury 5.625% 2006                                                                                    21,085           21,444
U.S. Treasury 6.875% 2006                                                                                    81,750           84,407
U.S. Treasury 3.25% 2007                                                                                     63,985           63,515
U.S. Treasury 3.375% 2007(1)                                                                                  4,379            4,536
U.S. Treasury 4.375% 2007                                                                                    34,925           35,443
U.S. Treasury 6.25% 2007                                                                                     44,500           46,495
U.S. Treasury 6.625% 2007                                                                                     7,630            8,065
U.S. Treasury 3.375% 2008                                                                                    22,000           21,784
U.S. Treasury 3.625% 2008(1)                                                                                 20,760           22,037
U.S. Treasury 5.625% 2008                                                                                    12,000           12,662
U.S. Treasury 3.625% 2009                                                                                    94,500           94,167
U.S. Treasury 3.875% 2009(1)                                                                                 14,140           15,437
U.S. Treasury 5.50% 2009                                                                                     90,000           96,019
U.S. Treasury 6.00% 2009                                                                                      1,155            1,256
U.S. Treasury 4.00% 2010                                                                                     72,500           73,253
U.S. Treasury 5.75% 2010                                                                                     91,535          100,045
U.S. Treasury 5.00% 2011                                                                                      7,250            7,726
U.S. Treasury 5.00% 2011                                                                                      1,325            1,407
U.S. Treasury 3.00% 2012(1)                                                                                     570              628
U.S. Treasury 4.375% 2012                                                                                    17,355           18,036
U.S. Treasury 3.875% 2013                                                                                    50,485           50,524
U.S. Treasury 4.25% 2013                                                                                     43,500           44,492
U.S. Treasury 12.00% 2013                                                                                    10,000           12,502
U.S. Treasury 2.00% 2014(1)                                                                                  22,905           23,613
U.S. Treasury 4.00% 2014                                                                                      2,110            2,116
U.S. Treasury 4.25% 2014                                                                                     76,250           77,728
U.S. Treasury 7.50% 2016(2)                                                                                  18,750           24,439
U.S. Treasury 9.25% 2016                                                                                     15,380           22,198
U.S. Treasury 8.875% 2019                                                                                    20,100           29,701
U.S. Treasury 7.875% 2021(2)                                                                                 10,655           14,954
U.S. Treasury 6.875% 2025                                                                                     4,050            5,384
U.S. Treasury 6.50% 2026                                                                                     41,250           53,168
U.S. Treasury 5.25% 2029                                                                                     47,600           53,490
U.S. Treasury 6.25% 2030(2)                                                                                   6,450            8,254
U.S. Treasury 5.375% 2031                                                                                    15,000           17,377
U.S. Treasury 3.375% 2032(1,2)                                                                               10,926           14,785
U.S. Treasury Principal Strip 0% 2011                                                                         5,285            4,132
U.S. Treasury Principal Strip 0% 2019                                                                        32,790           18,035
                                                                                                                           1,268,473


MORTGAGE-BACKED OBLIGATIONS(3) -- 31.18%
Government National Mortgage Assn. 7.50% 2009                                                                    94               97
Government National Mortgage Assn. 7.50% 2009                                                                    52               55
Government National Mortgage Assn. 9.00% 2009                                                                   297              312
Government National Mortgage Assn. 9.50% 2009                                                                    61               65
Government National Mortgage Assn. 7.50% 2011                                                                   150              159
Government National Mortgage Assn. 7.50% 2011                                                                    25               26
Government National Mortgage Assn. 5.50% 2013                                                                   228              237
Government National Mortgage Assn. 6.00% 2013                                                                12,120           12,664
Government National Mortgage Assn. 6.00% 2013                                                                 1,079            1,127
Government National Mortgage Assn. 6.00% 2013                                                                   261              272
Government National Mortgage Assn. 6.00% 2013                                                                   233              243
Government National Mortgage Assn. 6.00% 2014                                                                 5,046            5,264
Government National Mortgage Assn. 6.00% 2014                                                                   618              645
Government National Mortgage Assn. 6.00% 2014                                                                   539              562
Government National Mortgage Assn. 6.00% 2014                                                                   364              380
Government National Mortgage Assn. 6.00% 2014                                                                   162              169
Government National Mortgage Assn. 6.50% 2014                                                                   562              591
Government National Mortgage Assn. 6.50% 2014                                                                   545              573
Government National Mortgage Assn. 6.50% 2014                                                                   469              493
Government National Mortgage Assn. 6.50% 2014                                                                   298              313
Government National Mortgage Assn. 6.50% 2014                                                                   259              272
Government National Mortgage Assn. 6.50% 2014                                                                   246              259
Government National Mortgage Assn. 6.50% 2014                                                                   227              239
Government National Mortgage Assn. 6.50% 2014                                                                   209              220
Government National Mortgage Assn. 6.50% 2014                                                                   202              212
Government National Mortgage Assn. 6.50% 2014                                                                   157              165
Government National Mortgage Assn. 6.50% 2014                                                                   143              150
Government National Mortgage Assn. 6.50% 2014                                                                   133              139
Government National Mortgage Assn. 6.50% 2014                                                                    99              105
Government National Mortgage Assn. 6.50% 2014                                                                    19               20
Government National Mortgage Assn. 5.50% 2016                                                                 1,149            1,190
Government National Mortgage Assn. 5.50% 2016                                                                   681              705
Government National Mortgage Assn. 5.50% 2016                                                                   664              687
Government National Mortgage Assn. 5.50% 2016                                                                   617              639
Government National Mortgage Assn. 5.50% 2016                                                                   603              624
Government National Mortgage Assn. 5.50% 2016                                                                   596              617
Government National Mortgage Assn. 5.50% 2016                                                                   461              478
Government National Mortgage Assn. 5.50% 2016                                                                   452              468
Government National Mortgage Assn. 5.50% 2016                                                                   347              359
Government National Mortgage Assn. 5.50% 2016                                                                   320              331
Government National Mortgage Assn. 5.50% 2016                                                                   307              318
Government National Mortgage Assn. 5.50% 2016                                                                   302              313
Government National Mortgage Assn. 5.50% 2016                                                                   248              257
Government National Mortgage Assn. 5.50% 2016                                                                   181              187
Government National Mortgage Assn. 5.50% 2016                                                                   164              169
Government National Mortgage Assn. 6.00% 2016                                                                 2,003            2,086
Government National Mortgage Assn. 6.00% 2016                                                                   933              971
Government National Mortgage Assn. 6.00% 2016                                                                   900              937
Government National Mortgage Assn. 6.00% 2016                                                                   636              663
Government National Mortgage Assn. 6.50% 2016                                                                   879              923
Government National Mortgage Assn. 6.50% 2016                                                                   514              540
Government National Mortgage Assn. 9.00% 2016                                                                   105              116
Government National Mortgage Assn. 5.50% 2017                                                                 6,878            7,120
Government National Mortgage Assn. 5.50% 2017                                                                 5,652            5,851
Government National Mortgage Assn. 6.00% 2017                                                                   723              752
Government National Mortgage Assn. 6.00% 2017                                                                   570              594
Government National Mortgage Assn. 10.00% 2019                                                                1,973            2,287
Government National Mortgage Assn. 8.50% 2020                                                                    40               44
Government National Mortgage Assn. 8.50% 2021                                                                    91              100
Government National Mortgage Assn. 8.50% 2021                                                                    45               49
Government National Mortgage Assn. 10.00% 2021                                                                  597              698
Government National Mortgage Assn. 8.50% 2022                                                                    34               37
Government National Mortgage Assn. 8.50% 2022                                                                    26               28
Government National Mortgage Assn. 8.50% 2022                                                                     6                7
Government National Mortgage Assn. 8.50% 2023                                                                    27               29
Government National Mortgage Assn. 6.00% 2028                                                                 3,947            4,101
Government National Mortgage Assn. 6.00% 2028                                                                 1,934            2,009
Government National Mortgage Assn. 6.00% 2028                                                                   387              401
Government National Mortgage Assn. 6.50% 2028                                                                   308              323
Government National Mortgage Assn. 6.00% 2029                                                                 6,541            6,792
Government National Mortgage Assn. 6.00% 2029                                                                   233              242
Government National Mortgage Assn. 5.50% 2031                                                                 2,386            2,442
Government National Mortgage Assn. 5.50% 2033                                                                10,488           10,735
Government National Mortgage Assn. 7.50% 2033                                                                 6,190            6,684
Government National Mortgage Assn. 5.00% 2034(4)                                                              4,664            4,712
Government National Mortgage Assn. 5.00% 2034(4)                                                              3,459            3,495
Government National Mortgage Assn. 6.50% 2034                                                                18,412           19,368
Government National Mortgage Assn. 7.00% 2034                                                                15,118           16,119
Government National Mortgage Assn. 4.00% 2035(4)                                                             14,795           14,655
Government National Mortgage Assn. 4.50% 2035(4)                                                             15,753           15,772
Government National Mortgage Assn. 4.50% 2035(4)                                                             14,022           14,029
Government National Mortgage Assn. 5.00% 2035(4)                                                             50,599           51,116
Government National Mortgage Assn. 5.00% 2035                                                                16,051           16,179
Government National Mortgage Assn. 5.00% 2035                                                                13,495           13,603
Government National Mortgage Assn. 5.00% 2035(4)                                                              3,637            3,674
Government National Mortgage Assn. 5.50% 2035                                                                25,236           25,743
Government National Mortgage Assn. 5.50% 2035                                                                12,973           13,262
Government National Mortgage Assn. 6.00% 2035                                                                22,000           22,700
Government National Mortgage Assn. 6.00% 2035                                                                20,000           20,606
Government National Mortgage Assn. 6.00% 2035                                                                18,373           18,958
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                                      8,714            8,587
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                      3,723            3,775
Fannie Mae 8.50% 2007                                                                                            14               14
Fannie Mae 8.50% 2008                                                                                            10               10
Fannie Mae 7.00% 2009                                                                                            93               98
Fannie Mae 7.00% 2009                                                                                            91               96
Fannie Mae 9.00% 2009                                                                                            37               39
Fannie Mae 7.00% 2010                                                                                           718              754
Fannie Mae 8.50% 2010                                                                                            38               40
Fannie Mae 7.00% 2011                                                                                            41               43
Fannie Mae 9.50% 2011                                                                                            40               43
Fannie Mae 8.50% 2013                                                                                            23               24
Fannie Mae 8.50% 2014                                                                                            45               46
Fannie Mae 6.00% 2015                                                                                         4,449            4,616
Fannie Mae 5.00% 2017                                                                                         4,913            4,979
Fannie Mae 6.00% 2017                                                                                         2,346            2,432
Fannie Mae 7.00% 2017                                                                                           357              375
Fannie Mae 5.50% 2018                                                                                        17,864           18,370
Fannie Mae 12.00% 2019                                                                                        1,038            1,224
Fannie Mae 9.50% 2022                                                                                            98              110
Fannie Mae 11.105% 2025(4)                                                                                    7,187            8,468
Fannie Mae 9.50% 2026                                                                                           591              674
Fannie Mae 8.50% 2027                                                                                            30               33
Fannie Mae 7.00% 2028                                                                                           293              310
Fannie Mae 7.00% 2028                                                                                           202              214
Fannie Mae 7.50% 2029                                                                                           664              713
Fannie Mae 7.00% 2030                                                                                           231              244
Fannie Mae 7.50% 2030                                                                                           159              170
Fannie Mae 7.50% 2030                                                                                            75               80
Fannie Mae 6.50% 2031                                                                                           535              557
Fannie Mae 6.50% 2031                                                                                           331              344
Fannie Mae 6.50% 2031                                                                                           323              336
Fannie Mae 7.00% 2031                                                                                           153              162
Fannie Mae 7.50% 2031                                                                                           520              557
Fannie Mae 7.50% 2031                                                                                           177              190
Fannie Mae 7.50% 2031                                                                                           174              187
Fannie Mae 7.50% 2031                                                                                           146              156
Fannie Mae 8.00% 2031                                                                                         6,864            7,373
Fannie Mae 6.50% 2032                                                                                         4,515            4,695
Fannie Mae 6.50% 2032                                                                                         2,169            2,256
Fannie Mae 6.50% 2032                                                                                           698              727
Fannie Mae 6.50% 2032                                                                                           433              450
Fannie Mae 7.00% 2032                                                                                         2,292            2,422
Fannie Mae 3.862% 2033(4)                                                                                     6,015            5,992
Fannie Mae 4.028% 2033(4)                                                                                       631              623
Fannie Mae 4.035% 2033(4)                                                                                     4,166            4,164
Fannie Mae 4.199% 2033(4)                                                                                    15,977           16,025
Fannie Mae 4.445% 2033(4)                                                                                     8,005            8,057
Fannie Mae 5.50% 2034                                                                                         8,192            8,312
Fannie Mae 6.00% 2034                                                                                        49,580           50,986
Fannie Mae 6.00% 2034                                                                                        18,895           19,431
Fannie Mae 6.00% 2034                                                                                           313              323
Fannie Mae 6.00% 2034                                                                                           269              276
Fannie Mae 5.50% 2035                                                                                        14,500           14,696
Fannie Mae 6.00% 2035                                                                                         5,000            5,137
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                                    46               46
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007                                                         5,000            5,248
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                       1,950            2,052
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                             6,545            6,673
Fannie Mae, Trust 35, Class 2, 12.00% 2018                                                                       34               38
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                                   142              144
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022                                                                438              467
Fannie Mae, Series 2001-4, Class NA, 11.834% 2025(4)                                                          6,725            7,753
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026                                                             16,979           18,097
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             1,655            1,773
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                             5,658            6,015
Fannie Mae, Series 2001-20, Class E, 9.601% 2031(4)                                                             206              229
Fannie Mae, Series 2001-20, Class C, 11.995% 2031(4)                                                            927            1,082
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033(4)                                                           11,000           10,471
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                           1,224            1,219
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                             2,003            2,127
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                           3,000            2,976
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                              1,652            1,750
Freddie Mac 8.25% 2007                                                                                           32               33
Freddie Mac 7.00% 2008                                                                                           57               60
Freddie Mac 8.75% 2008                                                                                           37               38
Freddie Mac 8.50% 2009                                                                                           73               76
Freddie Mac 8.00% 2012                                                                                           57               60
Freddie Mac 6.00% 2014                                                                                          394              409
Freddie Mac 4.00% 2015                                                                                        3,419            3,350
Freddie Mac 12.00% 2015                                                                                          21               24
Freddie Mac 6.00% 2017                                                                                        1,318            1,367
Freddie Mac 8.00% 2017                                                                                          457              488
Freddie Mac 8.50% 2018                                                                                           21               22
Freddie Mac 8.50% 2020                                                                                          338              370
Freddie Mac 8.50% 2021                                                                                          102              112
Freddie Mac 10.00% 2025                                                                                       2,529            2,936
Freddie Mac 4.076% 2033(4)                                                                                   12,182           12,162
Freddie Mac 6.00% 2033                                                                                       26,303           27,043
Freddie Mac 6.00% 2034                                                                                       30,787           31,652
Freddie Mac 6.00% 2034                                                                                        5,814            5,977
Freddie Mac 6.50% 2035                                                                                        7,804            8,116
Freddie Mac 6.50% 2035                                                                                        4,898            5,092
Freddie Mac 6.50% 2035                                                                                        3,888            4,044
Freddie Mac 6.50% 2035                                                                                        1,729            1,797
Freddie Mac 6.50% 2035                                                                                        1,558            1,620
Freddie Mac, Series H009, Class A-2, 1.876% 2008(4)                                                           2,380            2,349
Freddie Mac, Series 2289-NA, 12.003% 2020(4)                                                                  4,086            4,662
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                                    133              133
Freddie Mac, Series 2289, Class NB, 11.426% 2022(4)                                                             764              862
Freddie Mac, Series 1567, Class A, 3.525% 2023(4)                                                               101               98
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                              1,386            1,471
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                            2,812            2,797
Paine Webber CMO, Series O, Class 5, 9.50% 2019(5)                                                              367              399
                                                                                                                             763,716

FEDERAL AGENCY BONDS & NOTES -- 14.68%
Freddie Mac 7.00% 2005                                                                                        8,000            8,039
Freddie Mac 5.125% 2008                                                                                       9,500            9,863
Freddie Mac 5.75% 2009                                                                                       60,000           63,796
Freddie Mac 6.625% 2009                                                                                      90,000           99,230
Freddie Mac 5.00% 2014                                                                                       26,000           27,304
Federal Home Loan Bank 3.375% 2007                                                                            8,625            8,552
Federal Home Loan Bank 3.75% 2007                                                                            24,280           24,182
Federal Home Loan Bank 5.75% 2008                                                                             7,725            8,092
Federal Home Loan Bank 5.823% 2009                                                                            6,500            6,898
Federal Home Loan Bank 4.50% 2012                                                                            11,000           11,206
Small Business Administration, Series 2001-20K, 5.34% 2021(3)                                                 3,814            3,969
Small Business Administration, Series 2001-20J, 5.76% 2021(3)                                                 1,927            2,029
Small Business Administration, Series 2001-20F, 6.44% 2021(3)                                                 9,929           10,672
Small Business Administration, Series 2001-20G, 6.625% 2021(3)                                                3,119            3,396
Small Business Administration, Series 2002-20J, 4.75% 2022(3)                                                 7,136            7,228
Small Business Administration, Series 2002-20K, 5.08% 2022(3)                                                 4,052            4,163
Small Business Administration, Series 2002-20C, 6.07% 2022(3)                                                 2,908            3,097
Small Business Administration, Series 2002-20D, 6.41% 2022(3)                                                 4,074            4,391
Small Business Administration, Series 2003-20B, 4.84% 2023(3)                                                11,352           11,544
Fannie Mae 6.00% 2005                                                                                         9,200            9,329
Fannie Mae 4.25% 2007                                                                                         8,375            8,450
Fannie Mae 6.625% 2009                                                                                        6,900            7,601
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
   Series 2000-044-A, 3.74% 2015(3)                                                                           7,276            7,138
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
   (Title XI) 5.88% 2012(3)                                                                                   6,364            6,674
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018(3)                   2,802            2,876
                                                                                                                             359,719

TOTAL BONDS & NOTES (COST: $2,360,418,000)                                                                                 2,391,908




Short-term securities -- 3.80%


U.S. Treasury Bills 2.69%-2.78% due 7/7/2005                                                          65,400                  65,225
Federal Home Loan Bank 2.98% due 6/1/2005                                                             27,800                  27,798


TOTAL SHORT-TERM SECURITIES (COST: $93,014,000)                                                                               93,023


TOTAL INVESTMENT SECURITIES (COST: $2,453,432,000)                                                                         2,484,931
OTHER ASSETS LESS LIABILITIES                                                                                               (35,623)

NET ASSETS                                                                                                                $2,449,308


(1) Index-linked bond whose principal amount moves with a government retail price index.

(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(4)  Coupon rate may change periodically.

(5)  Comprised of federal agency originated or guaranteed loans.




Federal income tax information                                                                                (dollars in thousands)


Gross unrealized appreciation on investment securities                                                                  $     38,664
Gross unrealized depreciation on investment securities                                                                       (7,387)
Net unrealized appreciation on investment securities                                                                          31,277
Cost of investment securities for federal income tax purposes                                                              2,453,654


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: July 29, 2005


By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: July 29, 2005